Operating Lease Liabilities (Details) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 25, 2019	Dec. 19, 2018	Dec. 22, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating Lease Liabilities (Details) [Line Items]
Weighted average discount rate				4.06%
Weighted average remaining operating leases				16 years
Operating lease expense				$ 1,010,608	$ 519,174
Short-term operating lease expense				1,589,089	711,308
Amount of operating lease sublease income				$ 147,663	$ 214,319	$ 183,903
Operating lease liabilities Interest rate	3.1365%	3.2265%	4.1239%
Lease matured date	Nov. 24, 2029	Sep. 30, 2028	Dec. 31, 2037
Operating lease first installment	$ 61,919	$ 146,283	$ 696,584
Operating lease income		$ 619,185
Villas [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities				4.1239%
Hotels [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities				3.2265%
Base Station Tower [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities				3.1365%
Minimum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate				3.70%
Maximum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate				4.80%